Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Common Stocks 96.99% Shares Market Value
Communications 0.04%
DigitalBridge Group, Inc. 1,500 $ 28,905
Data Center REITs 12.05%
Digital Realty Trust, Inc. 25,381 3,655,879
Equinix, Inc. 6,160 5,084,033
8,739,912
Energy 1.10%
Cheniere Energy Partners LP 2,463 121,648
Energy Transfer LP 20,000 314,600
Enterprise Products Partners LP 6,000 175,080
MPLX LP 4,500 187,020
798,348
Gaming REITs 6.03%
Gaming and Leisure Properties, Inc. 33,385 1,538,047
VICI Properties, Inc. 95,297 2,838,898
4,376,945
Health Care REITs 6.20%
Global Medical REIT, Inc. 15,000 131,250
Healthcare Realty Trust, Inc. 10,000 141,500
Healthpeak Properties, Inc. 18,869 353,794
Omega Healthcare Investors, Inc. 12,000 380,040
Ventas, Inc. 7,550 328,727
Welltower, Inc. 33,875 3,165,280
4,500,591
Hotel REITs 3.86%
Apple Hospitality REIT, Inc. 45,210 740,540
Host Hotels & Resorts, Inc. 48,900 1,011,252
Park Hotels & Resorts, Inc. 9,250 161,783
Pebblebrook Hotel Trust 42,281 651,550
Summit Hotel Properties, Inc. 9,000 58,590
Sunstone Hotel Investors, Inc. 15,700 174,898
2,798,613
Industrial REITs 14.75%
Americold Realty Trust 4,700 117,124
Plymouth Industrial REIT Inc. 1,500 33,750
Prologis, Inc. 38,801 5,052,666
Rexford Industrial Realty, Inc. 19,500 980,850
STAG Industrial, Inc. 45,950 1,766,318
Terreno Realty Corp. 41,400 2,748,960
10,699,668
Infrastructure REITs 0.84%
American Tower Corp., Class A 1,720 339,855

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks 96.99% (continued) Shares Market Value
Infrastructure REITs 0.84% (continued)
Crown Castle International Corp. 2,540 $ 268,808
608,663
Midstream - Oil & Gas 0.12%
Plains All American Pipeline LP 2,000 35,120
Plains GP Holdings LP, Class A
(a)
3,000 54,750
89,870
Mortgage Finance 0.78%
Blackstone Mortgage Trust, Inc., Class A 13,200 262,812
Starwood Property Trust, Inc. 15,000 304,950
567,762
Multi Asset Class REITs 1.68%
Lexington Realty Trust 2,700 24,354
One Liberty Properties, Inc. 2,500 56,475
WP Carey, Inc. 20,200 1,140,088
1,220,917
Office REITs 2.65%
Alexandria Real Estate Equities, Inc. 7,100 915,261
Boston Properties, Inc. 6,715 438,556
Cousins Properties, Inc. 8,500 204,340
Empire State Realty Trust, Inc., Class A 9,000 91,170
Hudson Pacific Properties, Inc. 11,000 70,950
Kilroy Realty Corp. 4,265 155,374
Net Lease Office Properties 1,872 44,562
1,920,213
Residential REITs 21.47%
American Homes 4 Rent, Class A 35,300 1,298,334
Apartment Income REIT Corp. 25,902 841,038
AvalonBay Communities, Inc. 15,190 2,818,656
Camden Property Trust 13,200 1,298,880
Equity LifeStyle Properties, Inc. 24,550 1,581,020
Equity Residential 30,715 1,938,424
Essex Property Trust, Inc. 5,936 1,453,192
Invitation Homes, Inc. 1,000 35,610
Mid-America Apartment Communities, Inc. 7,672 1,009,482
Sun Communities, Inc. 13,000 1,671,540
UDR, Inc. 43,600 1,631,076
15,577,252
Retail REITs 12.72%
Agree Realty Corp. 8,250 471,240
Brixmor Property Group, Inc. 47,475 1,113,289
Federal Realty Investment Trust 12,100 1,235,652
Four Corners Property Trust, Inc. 5,000 122,350
Getty Realty Corp. 1,000 27,350

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks 96.99% (continued) Shares Market Value
Retail REITs 12.72% (continued)
Kimco Realty Corp. 27,569 $ 540,628
National Retail Properties, Inc. 17,750 758,635
Realty Income Corp. 29,985 1,622,188
Regency Centers Corp. 14,800 896,288
Simon Property Group, Inc. 13,500 2,112,615
Spirit MTA REIT
(a)(b)
1,140 –
Tanger Factory Outlet Centers, Inc. 11,000 324,830
9,225,065
Self-Storage REITs 9.09%
CubeSmart 21,450 969,969
Extra Space Storage, Inc. 20,530 3,017,910
Public Storage 8,975 2,603,288
6,591,167
Specialty REITs 3.35%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 2,717 77,163
Iron Mountain, Inc. 28,800 2,310,048
Postal Realty Trust, Inc. 3,000 42,960
2,430,171
Timber REITs 0.26%
Weyerhaeuser Co. 5,300 190,323
Total Common Stocks
(Cost $59,882,955) 70,364,385
Preferred Stocks 2.66% Shares Market Value
Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 88,200
Hotel REITs 1.16%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 84,000
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 51,000
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 82,440
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 112,800
Sotherly Hotels, Inc., Series B, 8.00% 6,000 113,160
Sotherly Hotels, Inc., Series C, 7.88% 2,000 37,700
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 195,700
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 84,840
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 79,440
841,080
Mortgage Finance 0.05%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 36,000

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Preferred Stocks 2.66% (continued)
Multi Asset Class REITs 0.05%
Vornado Realty Trust, Series M, 5.25% 2,500 $ 38,250
Office REITs 0.08%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 55,280
Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88% 2,000 45,980
Retail REITs 0.26%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 40,500
Federal Realty Investment Trust, Series C, 5.00% 6,500 142,675
183,175
Self-Storage REITs 0.88%
Public Storage, Series I, 4.88% 1,917 43,669
Public Storage, Series K, 4.75% 4,000 86,560
Public Storage, Series L, 4.63% 2,000 42,780
Public Storage, Series M, 4.13% 1,167 22,628
Public Storage, Series N, 3.88% 4,000 71,240
Public Storage, Series P, 4.00% 2,000 37,000
Public Storage, Series Q, 3.95% 4,000 72,480
Public Storage, Series R, 4.00% 4,000 73,920
Public Storage, Series S, 4.10% 10,000 188,900
639,177
Total Preferred Stocks
(Cost $2,516,326) 1,927,142
Total Investments — 99.65%
(Cost $62,399,281) 72,291,527
Other Assets in Excess of Liabilities  — 0.35% 251,091
NET ASSETS - 100.00% $ 72,542,618
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.

Spirit of America Large Cap Value Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Common Stocks 99.46% Shares Market Value
Communications 6.12%
Alphabet, Inc., Class A
(a)
43,500 $ 6,565,455
AT&T, Inc. 9,500 167,200
Netflix, Inc.
(a)
600 364,398
Verizon Communications, Inc. 28,540 1,197,538
Walt Disney Co. (The) 20,600 2,520,616
10,815,207
Consumer Discretionary 6.52%
Amazon.com, Inc.
(a)
21,350 3,851,113
Chipotle Mexican Grill, Inc.
(a)
885 2,572,491
Home Depot, Inc. (The) 6,138 2,354,537
Lowe's Companies, Inc. 3,400 866,082
Masco Corp. 8,500 670,480
McDonald's Corp. 2,580 727,431
NIKE, Inc., Class B 700 65,786
Tesla, Inc.
(a)
2,300 404,317
11,512,237
Consumer Staples 8.29%
Altria Group, Inc. 12,650 551,793
Coca-Cola Co. (The) 7,900 483,322
Colgate-Palmolive Co. 1,500 135,075
Conagra Brands, Inc. 5,100 151,164
Constellation Brands, Inc., Class A 1,400 380,464
Costco Wholesale Corp. 6,831 5,004,596
Kroger Co. (The) 9,000 514,170
Lamb Weston Holdings, Inc. 4,300 458,079
PepsiCo, Inc. 2,400 420,024
Philip Morris International, Inc. 7,350 673,407
Procter & Gamble Co. (The) 7,265 1,178,746
Target Corp. 11,130 1,972,347
Wal-Mart Stores, Inc. 45,252 2,722,813
14,646,000
Energy 9.69%
Antero Midstream Corp. 5,000 70,300
Baker Hughes Co. 8,750 293,125
Cheniere Energy, Inc. 9,650 1,556,352
Chevron Corp. 13,260 2,091,632
CNX Resources Corp.
(a)
4,000 94,880
ConocoPhillips 5,300 674,584
Devon Energy Corp. 7,800 391,404
Diamondback Energy, Inc. 2,650 525,150
Enbridge, Inc. 2,000 72,360
EOG Resources, Inc. 4,400 562,496
Exxon Mobil Corp. 7,550 877,612
Halliburton Co. 2,500 98,550

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks 99.46% (continued) Shares Market Value
Energy 9.69% (continued)
Kinder Morgan, Inc. 21,750 $ 398,895
Marathon Oil Corp. 2,000 56,680
Marathon Petroleum Corp. 1,150 231,725
Occidental Petroleum Corp. 6,500 422,435
ONEOK, Inc. 2,000 160,340
Phillips 66 7,250 1,184,215
Pioneer Natural Resources Co. 6,675 1,752,188
Targa Resources Corp. 5,600 627,144
Valero Energy Corp. 16,065 2,742,135
Williams Companies, Inc. (The) 57,000 2,221,290
17,105,492
Financials 7.23%
American Express Co. 5,000 1,138,450
Bank of America Corp. 24,850 942,312
Berkshire Hathaway, Inc., Class B
(a)
3,970 1,669,464
Blackstone Group, Inc. (The), Class A 11,550 1,517,324
Carlyle Group, Inc. (The) 6,050 283,806
Citigroup, Inc. 18,700 1,182,588
CME Group, Inc. 1,404 302,267
Goldman Sachs Group, Inc. (The) 2,715 1,134,028
JPMorgan Chase & Co. 20,992 4,204,698
Morgan Stanley 3,000 282,480
Wells Fargo & Co. 2,000 115,920
12,773,337
Health Care 10.18%
Abbott Laboratories 3,100 352,346
AbbVie, Inc. 24,357 4,435,410
Amgen, Inc. 750 213,240
Bristol-Myers Squibb Co. 16,650 902,930
Centene Corp.
(a)
7,300 572,904
CVS Health Corp. 1,811 144,445
Edwards LifeSciences Corp.
(a)
3,000 286,680
Eli Lilly & Co. 3,250 2,528,370
Humana, Inc. 1,350 468,072
McKesson Corp. 4,845 2,601,038
Medtronic PLC 7,069 616,063
Merck & Co., Inc. 18,350 2,421,283
Quest Diagnostics, Inc. 4,500 598,995
Thermo Fisher Scientific, Inc. 1,090 633,519
UnitedHealth Group, Inc. 2,350 1,162,545
Vertex Pharmaceuticals, Inc.
(a)
100 41,801
17,979,641
Industrials 9.03%
Boeing Co. (The)
(a)
3,155 608,883
Caterpillar, Inc. 11,490 4,210,281

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks 99.46% (continued) Shares Market Value
Industrials 9.03% (continued)
CSX Corp. 36,600 $ 1,356,762
Cummins, Inc. 3,550 1,046,007
Deere & Co. 6,410 2,632,843
FedEx Corp. 1,800 521,532
Honeywell International, Inc. 8,900 1,826,725
Johnson Controls International PLC 8,753 571,746
Lockheed Martin Corp. 650 295,666
Raytheon Technologies Corp. 2,100 204,813
United Parcel Service, Inc., Class B 2,550 379,007
Waste Connections, Inc. 13,375 2,300,634
15,954,899
Materials 1.45%
CF Industries Holdings, Inc. 8,200 682,322
Corteva, Inc. 7,233 417,127
Dow, Inc. 6,083 352,388
DuPont de Nemours, Inc. 6,500 498,355
New Linde PLC 1,300 603,616
2,553,808
Real Estate Investment Trusts (REITs) 1.54%
Digital Realty Trust, Inc. 2,650 381,706
Equinix, Inc. 1,100 907,863
Mid-America Apartment Communities, Inc. 250 32,895
Prologis, Inc. 6,300 820,386
Sun Communities, Inc. 2,600 334,308
Terreno Realty Corp. 2,075 137,780
VICI Properties, Inc. 3,073 91,545
Weyerhaeuser Co. 500 17,955
2,724,438
Technology 37.43%
Accenture PLC, Class A 3,825 1,325,783
Adobe, Inc.
(a)
1,350 681,210
Advanced Micro Devices, Inc.
(a)
6,500 1,173,185
Apple, Inc. 46,982 8,056,473
Applied Materials, Inc. 14,220 2,932,591
ARM Holdings PLC  ADR
(a)
200 24,998
Broadcom, Inc. 100 132,541
Cisco Systems, Inc. 16,750 835,992
Cognizant Technology Solutions Corp., Class A 4,600 337,134
Corning, Inc. 8,000 263,680
Crowdstrike Holdings, Inc., Class A
(a)
2,100 673,239
Dell Technologies, Inc., Class C 1,624 185,315
Garmin Ltd. 1,000 148,870
HP, Inc. 15,600 471,432
International Business Machines Corp. 2,668 509,481
MasterCard, Inc., Class A 2,400 1,155,768

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks 99.46% (continued) Shares Market Value
Technology 37.43% (continued)
Microchip Technology, Inc. 6,450 $ 578,629
Microsoft Corp. 19,499 8,203,619
NetApp, Inc. 2,600 272,922
NortonLifeLock, Inc. 24,700 553,280
NVIDIA Corp. 28,417 25,676,465
Oracle Corp. 26,875 3,375,769
Palo Alto Networks, Inc.
(a)
2,300 653,499
Paychex, Inc. 3,850 472,780
QUALCOMM, Inc. 3,550 601,015
ServiceNow, Inc.
(a)
630 480,312
Texas Instruments, Inc. 10,425 1,816,139
Visa, Inc., Class A 7,450 2,079,146
Workday, Inc., Class A
(a)
7,380 2,012,895
Zscaler, Inc.
(a)
2,250 433,418
66,117,580
Utilities 1.98%
AES Corp. 7,000 125,510
American Electric Power Company, Inc. 1,850 159,285
Dominion Energy, Inc. 11,500 565,685
Duke Energy Corp. 2,000 193,420
Edison International 2,600 183,898
NextEra Energy, Inc. 22,025 1,407,618
UGI Corp. 1,000 24,540
WEC Energy Group, Inc. 10,100 829,412
3,489,368
Total Common Stocks
(Cost $75,730,435) 175,672,007
Preferred Stocks 0.59% Shares Market Value
Financials 0.52%
Arch Capital Group Ltd., Series F, 5.45% 2,000 47,260
Arch Capital Group Ltd., Series G, 4.55% 2,000 41,380
Athene Holding Ltd., Series C, 6.38% 2,000 49,720
Bank of America Corp., Series GG, 6.00% 4,000 100,480
Bank of America Corp., Series HH, 5.88% 2,000 49,780
Bank of America Corp., Series LL, 5.00% 2,000 44,840
Bank of America Corp., Series SS, 4.75% 2,000 44,200
Charles Schwab Corp. (The), Series J, 4.45% 2,000 42,800
Globe Life, Inc., 4.25% 1,000 20,770
JPMorgan Chase & Co., Series EE, 6.00% 2,000 50,360
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 42,820
JPMorgan Chase & Co., Series LL 4.63% 6,000 130,680
JPMorgan Chase & Co., Series MM, 4.20% 6,000 120,960
Northern Trust Corp., Series E, 4.70% 1,360 30,695
Prudential Financial, Inc., 5.63% 2,000 50,080

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Preferred Stocks 0.59% (continued) Shares Market Value
Financials 0.52% (continued)
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 $ 2,839
U.S. Bancorp, Series O, 4.50% 2,000 41,820
911,484
Utilities 0.07%
Brookfield Infrastructure Partners LP, 5.00% 2,000 35,520
DTE Energy Co., 4.38% 2,000 40,720
Entergy Louisiana LLC, 4.88% 2,000 45,240
121,480
Total Preferred Stocks
(Cost $1,167,070) 1,032,964
Money Market Funds 0.02%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.22%
(b)
43,268 43,268
Total Money Market Funds
(Cost $43,268) 43,268
Total Investments — 100.07%
(Cost $76,940,773) 176,748,239
Liabilities in Excess of Other Assets  — (0.07)% (121,299)
NET ASSETS - 100.00% $ 176,626,940
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2024.
ADR - American Depositary Receipt

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Municipal Bonds 98.90%
Principal
Amount Market Value
Arizona 1.52%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 522,129
California 6.46%
California Health Facilities Financing , Callable 11/15/2027 @ 100,   5.00%,
11/15/2056 250,000 258,614
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 631,256
Los Angeles Community College District, General Obligation Refunding
Bonds Unlimited , Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 504,229
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 146,161
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series 2020 A , Callable 4/1/2028 @ 100,   4.00%,
10/1/2043 100,000 99,587
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 256,212
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 177,228
University of California , Callable 5/15/2024 @ 100,   5.00%, 5/15/2044 150,000 150,216
2,223,503
Colorado 1.76%
City & County of Denver CO Pledged Excise Tax , Callable 8/1/2026 @
100,   5.00%, 8/1/2044 100,000 102,030
City of Colorado Springs CO Utilities System ,   5.00%, 11/15/2044 500,000 502,109
604,139
Connecticut 4.74%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 237,301
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 231,822
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 24,214
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 258,045
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2024 @ 100,   5.00%, 7/1/2034 100,000 100,160
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 529,119
State of Connecticut, General Obligation Unlimited ,   5.00%, 6/15/2024 250,000 250,659
1,631,320
Delaware 0.66%
Delaware Transportation Authority , Callable 6/1/2025 @ 100,   5.00%,
6/1/2055 225,000 226,567

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
District of Columbia 2.32%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 $ 320,000 $ 321,371
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 250,000 256,807
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 154,787
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 65,000 64,085
797,050
Florida 10.09%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 151,787
City of Orlando, FL, Public Improvements, Revenue Bonds , Callable
10/1/2024 @ 100,   5.00%, 10/1/2046 1,000,000 1,004,165
Florida Keys Aqueduct Authority ,   5.00%, 9/1/2049 150,000 151,406
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,771
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 294,380
Miami-Dade County Expressway Authority ,   5.00%, 7/1/2040 350,000 351,080
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 1,015,987
3,469,576
Georgia 2.46%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 464,453
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2027 @ 100,   5.00%, 11/1/2047 125,000 129,507
Municipal Electric Authority of Georgia , Callable 7/1/2025 @ 100,   5.00%,
7/1/2060 250,000 251,129
845,089
Illinois 4.74%
Chicago Transit Authority Sales , Callable 12/1/2029 @ 100,   4.00%,
12/1/2055 250,000 231,491
City of Chicago IL Waterworks Revenue ,   5.00%, 11/1/2044 500,000 502,145
City of Chicago IL Waterworks Revenue , Callable 11/1/2024 @ 100,   5.00%,
11/1/2039 150,000 150,953
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 85,000 81,113
Illinois State Toll Highway Authority ,   5.00%, 1/1/2041 300,000 306,740
University of Illinois , Callable 4/1/2024 @ 100,   5.00%, 4/1/2044 250,000 247,670
University of Illinois , Callable 4/1/2024 @ 100,   5.00%, 4/1/2039 110,000 109,401
1,629,513

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
Iowa 0.75%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 $ 250,000 $ 259,482
Louisiana 0.41%
City of Shreveport LA Water & Sewer Revenue , Callable 12/1/2028 @
100,   4.00%, 12/1/2049 150,000 140,948
Maine 0.80%
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 100,000 91,788
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 95,000 90,212
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 43,540
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 51,067
276,607
Massachusetts 6.52%
Commonwealth of Massachusetts ,   5.00%, 6/1/2044 250,000 250,295
Massachusetts Bay Transportation Authority Sales , Callable 7/1/2025 @
100,   5.00%, 7/1/2045 150,000 152,180
Massachusetts Development ,   5.00%, 12/1/2046 250,000 255,138
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 531,939
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 246,541
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 194,790
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 85,000 79,158
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 39,657
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   5.13%, 12/1/2039 65,000 65,040
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 60,000 60,027
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 102,586
Massachusetts State ,   5.00%, 5/1/2047 250,000 263,970
2,241,321
Michigan 2.89%
Michigan Finance Authority Revenue , Callable 11/1/2025 @ 100,   5.00%,
11/1/2044 250,000 253,600
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 484,483

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
Michigan 2.89% (continued)
Michigan State Building Authority , Callable 10/15/2026 @ 100,   5.00%,
10/15/2051 $ 250,000 $ 255,002
993,085
Minnesota 1.67%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 565,000 574,872
Missouri 1.68%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2045 500,000 481,240
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 100,000 96,750
577,990
Nebraska 2.08%
Omaha Public Power District Nebraska City Station , Callable 2/1/2026 @
100,   5.00%, 2/1/2049 125,000 126,864
University of Nebraska Facilities Corp. (The) ,   4.00%, 7/15/2062 630,000 590,455
717,319
Nevada 2.76%
Las Vegas Convention & Visitors Authority , Callable 7/1/2028 @
100,   4.00%, 7/1/2049 250,000 236,210
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 712,516
948,726
New Jersey 3.49%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 126,040
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 154,891
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 15,000 15,010
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 493,694
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 159,167
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 252,146
1,200,948
New Mexico 0.74%
New Mexico Finance Authority , Callable 6/1/2025 @ 100,   5.25%, 6/1/2053 250,000 253,392

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
New York 17.57%
Hudson Yards Infrastructure Corp., Revenue Bonds Series 2017 A , Callable
2/15/2027 @ 100,   4.00%, 2/15/2044 $ 470,000 $ 460,560
Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 263,659
Metropolitan Transportation Authority, Revenue Bonds ,   5.00%, 11/15/2028 250,000 273,849
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 250,000 265,587
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 250,000 254,760
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 150,261
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 238,157
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 250,000 248,760
New York City Transitional Finance Authority , Callable 8/1/2024 @
100,   5.00%, 8/1/2042 150,000 148,674
New York City Transitional Finance Authority ,   5.00%, 8/1/2024 40,000 40,159
New York City Transitional Finance Authority ,   5.00%, 8/1/2024 60,000 60,233
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) , Callable
1/15/2025 @ 100,   5.00%, 7/15/2027 250,000 252,978
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 256,721
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 25,502
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 101,273
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 106,438
New York State Dormitory Authority ,   5.00%, 3/15/2044 250,000 250,581
New York State Dormitory Authority , Callable 7/1/2030 @ 100,   4.00%,
7/1/2052 230,000 209,060
New York State Dormitory Authority ,   5.00%, 3/15/2039 100,000 100,233
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 278,769
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,003
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 135,000 137,845
New York State Thruway Authority , Callable 1/1/2026 @ 100,   5.00%,
1/1/2046 250,000 253,019
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 100,623

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
New York 17.57% (continued)
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 $ 30,000 $ 31,965
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2030 250,000 269,323
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 266,288
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 5/15/2031
@ 100,   5.00%, 11/15/2051 60,000 64,074
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 256,043
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 314,947
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 103,100
TSASC, Inc./NY , Callable 6/1/2027 @ 100,   5.00%, 6/1/2041 250,000 254,961
6,043,405
North Carolina 1.31%
North Carolina Turnpike Authority , Callable 1/1/2034 @ 100,   5.00%,
1/1/2058 125,000 133,261
North Carolina Turnpike Authority , Callable 1/1/2030 @ 100,   5.00%,
1/1/2049 110,000 115,218
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 101,749
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 100,000 101,672
451,900
North Dakota 0.29%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 99,393
Oklahoma 0.29%
Grand River Dam Authority , Callable 6/1/2024 @ 100,   5.00%, 6/1/2039 100,000 100,042
Pennsylvania 7.93%
City of Philadelphia PA Water & Wastewater Revenue ,   5.00%, 10/1/2052 450,000 461,403
Geisinger PA Authority Health System ,   5.00%, 2/15/2045 145,000 147,962
Pennsylvania Higher Educational Facilities , Callable 8/15/2027 @
100,   5.00%, 8/15/2047 250,000 254,381
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 88,364
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 82,147
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 87,219
Pennsylvania Housing Finance Agency , Callable 4/1/2033 @ 100,   5.45%,
4/1/2051 150,000 158,878

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
Pennsylvania 7.93% (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 $ 100,000 $ 92,902
Pennsylvania State Turnpike Authority , Callable 12/1/2025 @ 100,   5.00%,
12/1/2045 250,000 252,972
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 197,954
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 130,115
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 100,000 103,714
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 506,049
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005
A ,   5.25%, 7/15/2028 150,000 164,773
2,728,833
Rhode Island 0.76%
Rhode Island Housing & Mortgage Finance Corp , Callable 10/1/2032 @
100,   5.45%, 10/1/2053 250,000 261,829
South Dakota 0.81%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 238,946
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 41,275
280,221
Tennessee 1.02%
City of Memphis, TN , Callable 4/1/2024 @ 100,   5.00%, 4/1/2044 80,000 80,047
City of Memphis, TN ,   5.00%, 4/1/2044 20,000 20,000
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,282
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 51,476
351,805
Texas 8.25%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 15,000 15,838
City of Austin TX Electric Utility Revenue , Callable 11/15/2025 @
100,   5.00%, 11/15/2045 250,000 254,186
City of Houston TX Combined Utility System , Callable 11/15/2024 @
100,   5.00%, 11/15/2044 250,000 250,933
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 260,059
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 484,889

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  98.90% (continued)
Principal
Amount Market Value
Texas 8.25% (continued)
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 $ 250,000 $ 252,003
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 130,742
North Texas Tollway Authority , Callable 1/1/2028 @ 100,   5.00%, 1/1/2048 250,000 256,983
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 250,000 243,806
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 210,551
San Antonio Water System, Revenue Bonds Series 2020 A , Callable
5/15/2030 @ 100,   5.00%, 5/15/2050 40,000 42,158
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 202,855
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 35,000 36,725
White Oak, TX, Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 195,337
2,837,065
Vermont 0.45%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 155,000 153,456
Virginia 0.73%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 75,657
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 177,051
252,708
Washington 0.74%
Snohomish County Public Utility District No.1 ,   5.00%, 12/1/2045 250,000 253,005
Wisconsin 0.21%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) ,   5.63%, 11/1/2035 70,000 71,328
Total Municipal Bonds
(Cost $34,510,115) 34,018,566
Total Investments — 98.90%
(Cost $34,510,115) 34,018,566
Other Assets in Excess of Liabilities  — 1.10% 379,485
NET ASSETS - 100.00% $ 34,398,051
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Common Stocks 9.18% Shares Market Value
Communications 0.44%
Verizon Communications, Inc. 7,500 $ 314,700
Consumer Staples 1.03%
Philip Morris International, Inc. 8,000 732,960
Energy 4.74%
Chevron Corp. 4,500 709,830
Enbridge, Inc. 20,000 723,600
Kinder Morgan, Inc. 40,000 733,600
TC Energy Corp. 15,000 603,000
Williams Companies, Inc. (The) 15,000 584,550
3,354,580
Financials 0.33%
Blackstone Mortgage Trust, Inc., Class A 11,565 230,259
Health Care 0.90%
AbbVie, Inc. 3,500 637,350
Real Estate 1.47%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 8,000 227,200
Healthpeak Properties, Inc. 1,348 25,275
Realty Income Corp. 3,048 164,897
Simon Property Group, Inc. 4,000 625,960
Spirit MTA REIT
(a)(b)
2,000 –
1,043,332
Utilities 0.27%
Duke Energy Corp. 2,000 193,420
Total Common Stocks
(Cost $5,392,204) 6,506,601
Preferred Stocks 19.42% Shares Market Value
Financials 13.20%
Affiliated Managers Group, Inc., 4.20% 15,000 263,850
Affiliated Managers Group, Inc., 4.75% 10,000 192,000
Allstate Corp. (The), Series I, 4.75% 10,000 226,700
American Financial Group, Inc., 5.13% 15,000 343,050
American Financial Group, Inc., 5.63% 20,000 496,400
Athene Holding Ltd., Series C, 6.38% 10,000 248,600
Athene Holding Ltd., Series D, 4.88% 20,000 371,800
Bank of America Corp., Series HH, 5.88% 8,000 199,120
Bank of America Corp., Series LL, 5.00% 20,000 448,400
Bank of America Corp., Series PP, 4.13% 16,667 324,006
Bank of America Corp., Series QQ, 4.25% 10,000 198,000

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Preferred Stocks 19.42% (continued) Shares Market Value
Financials 13.20% (continued)
Brighthouse Financial, Inc., Series C, 5.38% 20,000 $ 410,400
Capital One Financial Corp., Series J, 4.80% 10,000 194,600
Capital One Financial Corp., Series K, 4.63% 18,500 353,535
CNO Financial Group, Inc., 5.13% 2,000 43,620
Equitable Holdings, Inc., Series C, 4.30% 20,000 370,200
Fulton Financial Corp., Series A, 5.13% 6,000 111,600
Huntington Bancshares, Inc., Series H, 4.50% 10,000 194,100
JPMorgan Chase & Co., Series EE, 6.00% 20,000 503,600
JPMorgan Chase & Co., Series GG, 4.75% 10,000 224,600
KeyCorp, Series G, 5.63% 15,000 326,850
MetLife, Inc., Series F, 4.75% 10,000 213,000
Northern Trust Corp., Series E, 4.70% 18,640 420,705
Prudential Financial, Inc., 5.63% 10,000 250,400
Prudential Financial, Inc., 5.95% 10,000 256,500
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 16,090
Selective Insurance Group, Inc., Series B, 4.60% 1,000 18,860
State Street Corp., 5.35% 1,000 24,490
U.S. Bancorp, Series L, 3.75% 20,000 352,800
U.S. Bancorp, Series M, 4.00% 10,000 188,500
W.R. Berkley Corp., 5.10% 20,000 453,200
Washington Federal, Inc., Series A, 4.88% 10,000 157,800
Wells Fargo & Co., Series AA, 4.70% 15,000 322,500
Wells Fargo & Co., Series CC, 4.38% 15,000 304,500
Wells Fargo & Co., Series Z, 4.75% 15,000 325,500
9,349,876
Real Estate 2.34%
Brookfield Property Partners LP, Series A, 5.75% 7,500 95,700
Diversified Healthcare Trust, 5.63% 26,660 381,771
Federal Realty Investment Trust, Series C, 5.00% 7,500 164,625
Public Storage, Series I, 4.88% 4,583 104,401
Public Storage, Series L, 4.63% 5,000 106,950
Public Storage, Series M, 4.13% 3,889 75,408
Public Storage, Series N, 3.88% 20,000 356,200
Public Storage, Series S, 4.10% 10,000 188,900
Vornado Realty Trust, 5.40% 12,298 184,839
1,658,794
Technology 0.15%
Pitney Bowes, Inc., 6.70% 5,700 106,305
Utilities 3.73%
BIP Bermuda Holdings I Ltd., 5.13% 10,000 195,800
Brookfield Infrastructure Partners LP, 5.00% 10,000 177,600
Brookfield Infrastructure Partners LP, 5.13% 25,000 453,500
DTE Energy Co., Series G, 4.38% 20,000 412,000
Entergy Arkansas, Inc., 4.88% 10,000 226,300

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Preferred Stocks 19.42% (continued) Shares Market Value
Utilities 3.73% (continued)
Entergy Louisiana LLC, 4.88% 10,000 $ 226,200
Entergy Mississippi, Inc., 4.90% 15,000 347,850
Southern Co., 4.95% 21,000 482,790
Southern Co., Series C, 4.20% 6,000 120,840
2,642,880
Total Preferred Stocks
(Cost $16,662,389) 13,757,855
Collateralized Mortgage Obligations 0.07%
Principal
Amount Market Value
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 $ 17,111 9,742
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 15,828 9,012
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 33,125 31,153
Total Collateralized Mortgage Obligations  (Cost $49,537) 49,907
Corporate Bonds 11.14%
Principal
Amount Market Value
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 500,000 472,838
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 94,692
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 93,642
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(b)(c)
400,000 356,045
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 300,335
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 929,377
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 533,849
Hospitality Properties Trust, 4.50%, 3/15/2025 500,000 488,948
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 261,869
MetLife, Inc., 9.25%, 4/8/2038
(c)
1,500,000 1,760,152
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,360,266
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 975,768
Valero Energy Corp., 8.75%, 6/15/2030 224,000 263,595
Total Corporate Bonds
(Cost $8,124,866) 7,891,376
Municipal Bonds 59.48%
Principal
Amount Market Value
Alabama 2.72%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 1,925,687
Arizona 0.58%
Arizona School Facilities Board, School Improvements, Certificates of
Participation ,   6.00%, 9/1/2027 225,000 231,493

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  59.48% (continued)
Principal
Amount Market Value
Arizona 0.58% (continued)
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 $ 250,000 $ 173,978
405,471
California 4.04%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 474,843
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 77,642
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 485,908
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 505,759
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 329,311
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 500,000 515,517
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 230,735
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 242,789
2,862,504
Colorado 0.81%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept
Program) ,   6.75%, 5/15/2042 500,000 572,487
Connecticut 0.41%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 280,000 293,556
Florida 4.42%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 670,000 682,438
City of Tallahassee, FL, Utility System Revenue, Build America Revenue
Bonds ,   5.22%, 10/1/2040 300,000 299,448
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 511,882
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,202,009
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 250,000 276,541
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 165,533
3,137,851
Georgia 3.75%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 100,000 90,174

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  59.48% (continued)
Principal
Amount Market Value
Georgia 3.75% (continued)
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 $ 1,406,000 $ 1,603,276
State of Georgia, Public Improvements, General Obligation
Unlimited ,   3.84%, 2/1/2032 1,000,000 961,150
2,654,600
Hawaii 0.67%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 476,209
Idaho 0.24%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds,
(OID) ,   5.25%, 9/1/2024 170,000 169,867
Illinois 2.08%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 284,713
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 1,130,000 1,192,674
1,477,387
Indiana 2.70%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2024 @ 100,   3.95%, 7/5/2029 1,000,000 954,078
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2024 @ 100,   3.75%, 7/5/2028 1,000,000 955,042
1,909,120
Kansas 0.53%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 372,638
Kentucky 0.29%
Kentucky State Property & Building Commission, Economic Improvements,
University & College Improvements, Build America Revenue Bonds
Series 2010 C ,   5.37%, 11/1/2025 207,000 206,863
Louisiana 0.10%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 73,886
Massachusetts 0.52%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 85,000 87,981
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 271,752
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,014
374,747

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  59.48% (continued)
Principal
Amount Market Value
Michigan 1.21%
Comstock Park Public Schools, School Improvements, General Obligation
Unlimited ,   6.20%, 5/1/2024 $ 200,000 $ 200,110
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 500,000 500,398
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 151,054
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,026
856,588
Mississippi 1.00%
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds ,   6.59%, 1/1/2035 650,000 706,365
Missouri 4.50%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,235,000 2,610,878
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 584,108
3,194,986
Nebraska 0.29%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 204,632
Nevada 1.66%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 848,344
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 324,290
1,172,634
New Jersey 0.57%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 404,362
New York 4.72%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 148,020
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 100,000 100,408
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 208,628
Metropolitan Transportation Authority, Revenue Bonds ,   5.87%, 11/15/2039 200,000 205,501
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 145,000 154,220
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   5.99%, 11/15/2030 125,000 130,285
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 85,000 86,017

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  59.48% (continued)
Principal
Amount Market Value
New York 4.72% (continued)
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 $ 500,000 $ 502,661
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 485,000 542,880
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds ,   5.47%,
5/1/2036 815,000 830,262
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 115,000 112,108
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2033
@ 100,   5.55%, 11/15/2040 150,000 154,527
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 166,891
3,342,408
North Carolina 0.33%
County of Cabarrus, NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 235,000 235,644
Ohio 3.67%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 495,000 601,706
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 455,000 484,659
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 12/15/2024 @ 100,   4.00%, 12/15/2032 200,000 188,475
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,127,256
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,057
2,602,153
Pennsylvania 4.31%
City of Reading, PA , Callable 11/1/2024 @ 100,   5.30%, 11/1/2033 500,000 499,308
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 312,202
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 563,911
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 130,000 137,067
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 500,000 497,386
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,047,078
3,056,952

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Municipal Bonds  59.48% (continued)
Principal
Amount Market Value
Rhode Island 0.53%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 $ 500,000 $ 373,473
Texas 1.75%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 958,205
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 283,709
1,241,914
Virgin Islands 2.65%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,130,299
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 715,000 742,275
1,872,574
Virginia 6.60%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2025 @ 100,   6.71%, 6/1/2046 5,420,000 4,676,748
Washington 1.83%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 259,562
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 224,100 230,271
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 549,102
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 250,000 254,371
1,293,306
Total Municipal Bonds
(Cost $42,893,745) 42,147,612
Total Investments — 99.29%
(Cost $73,122,741) 70,353,351
Other Assets in Excess of Liabilities  — 0.71% 505,429
NET ASSETS - 100.00% $ 70,858,780
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

AGM - Assured Guaranty Municipal Corp.
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Common Stocks 92.25% Shares Market Value
Energy 0.61%
Williams Companies, Inc. (The) 2,500 $ 97,425
Industrials 0.33%
Waste Management, Inc. 250 53,287
Utilities 91.31%
AES Corp. 20,000 358,600
Alliant Energy Corp. 3,650 183,960
Ameren Corp. 8,450 624,962
American Electric Power Company, Inc. 9,150 787,815
American Water Works Company, Inc. 1,200 146,652
Atmos Energy Corp. 2,900 344,723
Brookfield Renewable Corp., Class A 1,150 28,255
CenterPoint Energy, Inc. 15,000 427,350
Chesapeake Utilities Corp. 550 59,015
Clearway Energy, Inc., Class C 5,800 133,690
CMS Energy Corp. 8,900 537,026
Constellation Energy Corp. 4,050 748,642
Dominion Energy, Inc. 2,600 127,894
DTE Energy Co. 6,700 751,338
Duke Energy Corp. 6,500 628,615
Edison International 4,350 307,675
Entergy Corp. 7,750 819,020
Essential Utilities, Inc. 13,200 489,060
Evergy, Inc. 1,850 98,753
Eversource Energy 8,300 496,091
Exelon Corp. 12,300 462,111
FirstEnergy Corp. 12,700 490,474
IDACORP, Inc. 900 83,601
National Fuel Gas Co. 850 45,662
NextEra Energy, Inc. 15,350 981,019
Nisource, Inc. 19,000 525,540
Northwest Natural Holdings Co. 1,900 70,718
NorthWestern Corp. 1,000 50,930
Portland General Electric Co. 2,250 94,500
PPL Corp. 22,250 612,543
Public Service Enterprise Group, Inc. 10,350 691,173
Sempra Energy 10,250 736,258
Southern Co. 3,250 233,155
Southwest Gas Corp. 2,400 182,712
Vistra Energy Corp. 6,000 417,900
WEC Energy Group, Inc. 6,650 546,098

Spirit of America Utilities Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks 92.25% (continued) Shares Market Value
Utilities 91.31% (continued)
Xcel Energy, Inc. 6,700 $ 360,125
14,683,655
Total Common Stocks
(Cost $14,687,970) 14,834,367
Preferred Stocks 0.91% Shares Market Value
Utilities 0.91%
Southern Co., 5.25% 6,000 146,340
Total Preferred Stocks
(Cost $146,850) 146,340
Shares Market Value
Money Market Funds 5.52%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.22%
(a)
887,186 887,186
Total Money Market Funds
(Cost $887,186) 887,186
Total Investments — 98.68%
(Cost $15,722,006) 15,867,893
Other Assets in Excess of Liabilities  — 1.32% 212,721
NET ASSETS - 100.00% $ 16,080,614
(a) Rate disclosed is the seven day effective yield as of March 31, 2024.